Operating Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases (Textual) [Abstract]
Rental expenses	$ 394,359	$ 376,914	$ 327,592
Contingent rental included in rent expense	$ 55,890	$ 52,379	$ 44,084